The result of liability adequacy test (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Shinhan Life Insurance Co., Ltd.
The result of liability adequacy test [Line Items]
Provisions for test	₩ 23,366,310	₩ 22,741,364
LAT base	18,777,576	18,594,581
Premium loss (surplus)	4,588,734	4,146,783
Shinhan Life Insurance Co., Ltd. | Variable type
The result of liability adequacy test [Line Items]
Provisions for test	165,259	155,751
LAT base	36,127	33,678
Premium loss (surplus)	129,132	122,073
Shinhan Life Insurance Co., Ltd. | Participating
The result of liability adequacy test [Line Items]
Provisions for test	7,829,275	7,203,538
LAT base	4,845,403	4,476,050
Premium loss (surplus)	2,983,872	2,727,488
Shinhan Life Insurance Co., Ltd. | Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	598,793	595,317
LAT base	1,301,878	1,307,717
Premium loss (surplus)	(703,085)	(712,400)
Shinhan Life Insurance Co., Ltd. | Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	7,230,482	6,608,221
LAT base	3,543,525	3,168,333
Premium loss (surplus)	3,686,957	3,439,888
Shinhan Life Insurance Co., Ltd. | Non-Participating
The result of liability adequacy test [Line Items]
Provisions for test	15,371,776	15,382,075
LAT base	13,896,046	14,084,853
Premium loss (surplus)	1,475,730	1,297,222
Shinhan Life Insurance Co., Ltd. | Non-Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	915,382	900,378
LAT base	1,013,181	1,039,624
Premium loss (surplus)	(97,799)	(139,246)
Shinhan Life Insurance Co., Ltd. | Non-Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	14,456,394	14,481,697
LAT base	12,882,865	13,045,229
Premium loss (surplus)	1,573,529	1,436,468
Orange Life Insurance Co., Ltd.
The result of liability adequacy test [Line Items]
Provisions for test	21,156,900	20,329,667
LAT base	14,308,067	14,699,665
Premium loss (surplus)	6,848,833	5,630,002
Orange Life Insurance Co., Ltd. | Participating
The result of liability adequacy test [Line Items]
Provisions for test	1,920,421	1,850,852
LAT base	2,343,609	2,317,538
Premium loss (surplus)	(423,188)	(466,686)
Orange Life Insurance Co., Ltd. | Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	745,614	716,607
LAT base	694,536	697,291
Premium loss (surplus)	51,078	19,316
Orange Life Insurance Co., Ltd. | Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	1,174,807	1,134,245
LAT base	1,649,073	1,620,247
Premium loss (surplus)	(474,266)	(486,002)
Orange Life Insurance Co., Ltd. | Non-Participating
The result of liability adequacy test [Line Items]
Provisions for test	19,236,479	18,478,815
LAT base	11,964,458	12,382,127
Premium loss (surplus)	7,272,021	6,096,688
Orange Life Insurance Co., Ltd. | Non-Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	10,061,004	9,296,542
LAT base	4,810,110	5,150,200
Premium loss (surplus)	5,250,894	4,146,342
Orange Life Insurance Co., Ltd. | Non-Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	9,190,507	9,236,730
LAT base	8,743,848	8,924,855
Premium loss (surplus)	446,659	311,875
Orange Life Insurance Co., Ltd. | Non-Participating | Performance allocation type
The result of liability adequacy test [Line Items]
Provisions for test	(15,032)	(54,457)
LAT base	(1,589,500)	(1,692,928)
Premium loss (surplus)	₩ 1,574,468	₩ 1,638,471